Risk Management and Fair Values (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Risk Management and Fair Values (Textual)
Average appreciation (depreciation) foreign currency	An average appreciation (depreciation) of the RMB against the U.S. dollar of 6%.
Increase (decrease) comprehensive income	$ 0.8
Accumulated other comprehensive loss	$ 3.0
Description of concentrations risk	The outstanding balance of the five largest customers represented approximately 26% of the trade receivables of the Group at December 31, 2017 (2016: 28%).